Subsequent events (Details) - Tau Morphomer Small Molecule [Member] - Lilly [Member] SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Installment	Mar. 20, 2020 CHF (SFr)
Subsequent events [Abstract]
Number of payments | Installment	2
Milestone payment receivable	SFr 30
Subsequent Events [Member]
Subsequent events [Abstract]
Milestone payment receivable		SFr 10
Subsequent Events [Member] | Phase 2 Clinical Study Licensed Product [Member]
Subsequent events [Abstract]
Milestone payment receivable		SFr 60